SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2020 $ / shares	Jan. 31, 2020 USD ($)	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid | $				$ 5,160	$ 20,268
Percentage amount of reported net income attributable to controlling interest				50.00%
Repurchase of ordinary shares, authorized amount | $				$ 40,000
Ordinary shares repurchased during the period | shares				1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees				$ 35.74
Pecentage of with withholding tax				20.00%
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share	$ 0.10
Percentage amount of reported net income attributable to controlling interest	50.00%
Amount of request of payment | $		$ 11,000
Subsequent Event [Member] | ILS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of request of payment | ₪			₪ 38,000
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares registered under Plan | shares				3,275,000
Options and restricted stock units outstanding | shares				1,531,536
Ordinary shares reserved for issuance | shares				601,593
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted				$ 6.2	$ 7.2	$ 14.9
Weighted-average grant-date fair value of options vested				$ 14.18	$ 12.95	$ 11.87
Intrinsic value of options exercised | $				$ 35	$ 0	$ 122
Unrecognized compensation cost | $				$ 5,180
Unrecognized compensation cost, weighted-average recognition period					1 year 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share				$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share				$ 0.15